United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6307

                      (Investment Company Act File Number)


                  Federated Intermediate Government Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments

Federated Intermediate Government Fund
Portfolio of Investments
May 31, 2005 (unaudited)
    Principal
    Amount                                                                                                   Value
                      U.S. Treasury--52.5%
 $  8,000,000         United States Treasury Notes, 2.500%, 9/30/2006                               $      7,896,240
    6,100,000         United States Treasury Notes, 3.000%, 12/31/2006                                     6,047,601
    20,000,000    (1) United States Treasury Notes, 4.000%, 4/15/2010                                      20,209,400
                      Total U.S.
                      TREASURY
                      (IDENTIFIED COST $34,030,901)                                                        34,153,241
                      Government Agencies--9.2%
                      Federal Home Loan Bank System--9.2%
    6,000,000         3.125%, 11/15/2006 (IDENTIFIED COST $5,956,071)                                      5,952,960
                      Mortgage Backed Securities--26.1%
                      Federal Home Loan Mortgage Corp--17.2%
    5,000,000         4.500%, 6/1/2020                                                                     4,976,563
    3,999,999         5.000%, 5/1/2020                                                                     4,051,250
    2,052,277         5.500%, 4/1/2020                                                                     2,112,482
    47,351            6.500%, 12/1/2015                                                                      49,480
                      Total                                                                                11,189,775
                      Federal National Mortgage Association--8.9%
    5,679,073         5.500%, 12/1/2019 - 5/1/2025                                                         5,814,777
                      Total Mortgage Backed
                      Securities (identified
                      cost $16,920,406)                                                                    17,004,552
                      Adjustable Rate Mortgages--11.5%
                      Federal National Mortgage Association ARMs--11.5%
    875,208           3.683%, 6/1/2033                                                                      869,489
    568,146           3.817%, 10/1/2034                                                                     568,221
    1,599,270         3.998%, 5/1/2033                                                                     1,598,287
    4,464,670         4.114%, 1/1/2035                                                                     4,475,789
                      Total adjustable-rate
                      mortgages
                      (identified cost $7,524,858)                                                         7,511,786
                      Repurchase Agreements--39.9%
    431,000           Interest in $3,070,000,000 joint repurchase agreement with Barclays
                      Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $431,037 on
                      6/1/2005, collateralized by U.S. Government Agency Obligations  with
                      various maturities to 5/5/2008, collateral market value $3,131,400,678                431,000
    5,000,000     (2) Interest in $60,000,000 joint repurchase agreement with UBS Securities
                      LLC, 3.000%, dated 5/17/2005 to be repurchased at $5,012,500 on
                      6/16/2005, collateralized by U.S. Government Agency Obligations with
                      various maturities to 3/25/2032, collateral market value $61,803,786                 5,000,000
    10,000,000        Interest in $1,290,000,000 joint repurchase agreement with BNP Paribas
                      Securities Corp., 3.080%, dated 5/31/2005 to be repurchased at
                      $10,000,856 on 6/1/2005, collateralized by U.S. Government Agency
                      Obligations with various maturities to 6/1/2035, collateral market value
                      $1,321,559,572 (held as collateral for securities lending)                           10,000,000
    10,541,000        Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs and Co., 3.080%, dated 5/31/2005 to be repurchased at $10,541,902 on
                      6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799
                      (held as collateral for securities lending)                                          10,541,000
                      Total repurchase
                      agreements
                       (at amortized cost)                                                                 25,972,000
                      Total Investments -
                      139.2%
                       (identified cost $90,404,236)(3)                                                    90,594,539
                      OTHER ASSETS AND LIABILITIES - NET - (39.2)%                                        (25,490,311)
                      TOTAL NET ASSETS - 100%                                                       $      65,104,228

1          All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers.
           As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

                  Market Value of Securities Loaned                                Market  Value of Collateral

           $20,209,400                                                              $20,541,000

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
3 At May 31, 2005, the cost of investments for federal tax purposes was $90,404,236. The net unrealized appreciation of investments for federal tax purposes was $190,303. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $218,516 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,213.

Note:             The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation
U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
ARMS              --Adjustable Rate Mortgages




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Intermediate Government Fund, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005